Summary of Significant Accounting Policies - Schedule of Dis-aggregated Information of Revenues (Details) (Superior Living SDN. BHD) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Total revenues		$ 464,297	$ 429,362	$ 685,288		$ 1,546,057		$ 487,005
Survivor Select [Member]
Total revenues				204,138		203,815		104,656
Energized Mineral Concentrate [Member]
Total revenues			222,789	361,092		66,573		100,270
Ionized Cal-Mag [Member]
Total revenues		55,493				55,731		43,124
Omega Blend [Member]
Total revenues		68,689	68,927	97,170		165,999		68,561
BetaMaxx [Member]
Total revenues			67,789	87,793		211,280		126,191
Iron [Member]
Total revenues				2,813		2,809		20,270
Young Formula [Member]
Total revenues		116,979				117,480		57,630
Organic Youth Care Cleansing Bar [Member]
Total revenues		17,675	17,206			17,751
Trim+ [Member]
Total revenues		65,295				$ 198,862
Superior Living SDN. BHD. [Member]
Total revenues	1,241,252	1,214,600			$ 4,139,359		$ 14,393,762
Superior Living SDN. BHD. [Member] | Survivor Select [Member]
Total revenues	150,120	23,382			243,075		2,520,204
Superior Living SDN. BHD. [Member] | Energized Mineral Concentrate [Member]
Total revenues	133,529	111,899			599,642		3,004,479
Superior Living SDN. BHD. [Member] | Ionized Cal-Mag [Member]
Total revenues	39,353	13,912			94,535		1,116,437
Superior Living SDN. BHD. [Member] | Omega Blend [Member]
Total revenues	299,007	385,001			723,443		1,666,296
Superior Living SDN. BHD. [Member] | BetaMaxx [Member]
Total revenues	165,187	42,549			217,025		2,490,573
Superior Living SDN. BHD. [Member] | Vege Fruit Fiber [Member]
Total revenues	66,286	23,520			167,566		751,073
Superior Living SDN. BHD. [Member] | Iron [Member]
Total revenues	6,810						71,790
Superior Living SDN. BHD. [Member] | Young Formula [Member]
Total revenues	30,093	213,300			394,767		1,766,914
Superior Living SDN. BHD. [Member] | Organic Youth Care Cleansing Bar [Member]
Total revenues	19,304	53,747			237,530		87,025
Superior Living SDN. BHD. [Member] | Mitogize [Member]
Total revenues	111,632	58,060			254,622		375,724
Superior Living SDN. BHD. [Member] | No. 1 MED [Member]
Total revenues	66,156	102,348			440,145		543,247
Superior Living SDN. BHD. [Member] | Energetique [Member]
Total revenues	139,604
Superior Living SDN. BHD. [Member] | Trim+ [Member]
Total revenues	$ 14,171	$ 186,882			$ 767,009